Leases (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Leases [Abstract]
ROU assets	¥ 1,249,038			$ 174,481	¥ 1,580,414
Lease liabilities	¥ 1,183,132			$ 165,274	¥ 1,183,132	$ 165,274
Weighted average discount rate	7.00%			7.00%
Weighted average remaining lease terms	1 year			1 year
Rent expenses	¥ 573,522	$ 80,117	¥ 707,265